UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03380

Name of Fund:	Legg Mason Value Trust, Inc.
Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2007
Date of reporting period: 12/31/2006

Item 1 — Schedule of Investments
Portfolio of Investments

Legg Mason Value Trust, Inc.
December 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 99.8%
Consumer Discretionary — 30.3%
Automobiles — 0.1%
General Motors Corp.	500	$15,360

Household Durables — 4.3%
Centex Corp.	6,100	343,247	A
KB HOME	4,100	210,248
Pulte Homes Inc.	10,600	351,072

		904,567

Internet and Catalog Retail — 9.4%
Amazon.com Inc.	23,500	927,310	A,B
Expedia Inc.	19,210	403,032	A,B
IAC/InterActiveCorp	16,610	617,209	A,B

		1,947,551

Leisure Equipment and Products — 2.6%
Eastman Kodak Co.	21,316	549,955	A

Media — 6.7%
The DIRECTV Group Inc.	26,570	662,658	B
Time Warner Inc.	24,000	522,720
WPP Group PLC	14,762	199,603

		1,384,981

Multiline Retail — 4.0%
Sears Holdings Corp.	4,900	822,857	B

Specialty Retail — 2.3%
The Home Depot Inc.	12,000	481,920

Textiles, Apparel and Luxury Goods — 0.9%
NIKE Inc.	2,000	198,060

Portfolio of Investments — Continued
Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Financials — 14.6%
Consumer Finance — 1.6%
Capital One Financial Corp.	4,446	$341,503

Diversified Financial Services — 7.2%
Citigroup Inc.	10,506	585,162
J.P. Morgan Chase and Co.	18,800	908,040

		1,493,202

Insurance — 2.3%
American International Group Inc.	6,700	480,122

Thrifts and Mortgage Finance — 3.5%
Countrywide Financial Corp.	17,000	721,650

Health Care — 12.0%
Health Care Providers and Services — 10.3%
Aetna Inc.	16,200	699,516
Health Net Inc.	9,889	481,189	A,B
UnitedHealth Group Inc.	17,950	964,454

		2,145,159

Pharmaceuticals — 1.7%
Pfizer Inc.	13,000	336,700

Industrials — 7.6%
Building Products — 0.6%
Masco Corp.	3,902	116,553

Commercial Services and Supplies — 0.4%
Waste Management Inc.	2,412	88,678

	Shares/Par	Value

Industrials — Continued
Industrial Conglomerates — 6.6%
General Electric Co.	8,000	$297,680
Tyco International Ltd.	35,527	1,080,021

		1,377,701

Information Technology — 20.9%
Communications Equipment — 1.6%
Cisco Systems Inc.	12,007	328,138	B

Computers and Peripherals — 6.3%
Dell Inc.	13,700	343,733	B
Hewlett-Packard Co.	8,500	350,115
International Business Machines Corp.	3,002	291,605
Seagate Technology	12,500	331,250

		1,316,703

Internet Software and Services — 10.1%
eBay Inc.	18,000	541,260	B
Google Inc.	2,000	920,960	B
Yahoo! Inc.	24,673	630,148	B

		2,092,368

Software — 2.9%
CA Inc.	9,700	219,705
Electronic Arts Inc. (EA)	6,604	332,593	B
Symantec Corp.	2,700	56,295	B

		608,593

Telecommunication Services — 9.2%
Diversified Telecommunication Services — 4.2%
Qwest Communications International Inc.	104,085	871,192	A,B

Wireless Telecommunication Services — 5.0%
Sprint Nextel Corp.	55,000	1,038,950

Portfolio of Investments — Continued
Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Utilities — 5.2%
Independent Power Producers and Energy Traders — 5.2%
The AES Corp.	49,355	$1,087,785	A,B

Total Common Stocks and Equity Interests (Cost — $13,383,495)		20,750,248

Repurchase Agreements — 0.2%
Bank of America 5.24%, dated 12/29/06, to be repurchased at $18,566 on 1/2/07 (Collateral: $18,745 Federal Home Loan Bank notes, 5.25%, due 11/3/09, value $18,915)	$18,556	18,556
Goldman Sachs and Co. 5.21%, dated 12/29/06, to be repurchased at $18,566 on 1/2/07 (Collateral: $20,095 Fannie Mae Conventional Loan Pool, 4.50%, due 8/1/35, value $18,903)	18,555	18,555

Total Repurchase Agreements (Cost — $37,111)		37,111

Total Investments — 100.0% (Cost — $13,420,606)		20,787,359
Other Assets Less Liabilities — N.M.%		4,658

Net Assets — 100.0%		$20,792,017

Net Asset Value Per Share:
Primary Class		$72.72

Class R		$79.36

Financial Intermediary Class		$79.36

Institutional Class		$80.86

A Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2006, the total market value of Affiliated Companies was $5,280,919 and the cost was $3,680,166.
B Non-income producing.
N.M. — Not meaningful.

Summary of Transactions with Affiliated Companies
(amounts in thousands)

	Value at	Purchased		Sold		Dividend	Value at		Realized
	3/31/06	Cost	Shares	Cost	Shares	Income	12/31/06		Gain/(Loss)
Amazon.com, Inc.	$848,642	$6,732	256	—	—	—	$927,310		—
Centex Corporation A	—	28,420	597	—	—	$692	343,247		—
Eastman Kodak Company	654,475	—	—	105,889	1,696	11,079	549,955		(67,612)
Expedia Inc	389,393	—	—	—	—	—	403,032		—
Health Net Inc.	503,377	—	—	409	16	—	481,189		412
IAC/InterActiveCorp	530,740	—	—	54,122	1,400	—	617,209		(3,662)
MGIC Investment Corporation	333,323	—	—	176,702	5,003		—	B	140,781
Qwest Communications International, Inc.	758,570	—	—	213,825	7,469		871,192		(151,661)
The AES Corporation	879,044	—	—	54,483	2,172	—	1,087,785		(7,560)

	$4,897,564	$35,152		$605,430		$11,771	$5,280,919		$(89,302)

A	At the beginning of the reporting period, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting securities.

B	The fund no longer owns this security.

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (‘‘NASDAQ’’) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.
     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Value Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: February 27, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: February 27, 2007
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.
Date: February 26, 2007